Statements of Operations (Unaudited) - USD ($)		3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2023
Formation and operational costs		$ 101,035	$ 387	$ 3,392	$ 3,451	$ 101,313
Related party administrative fees		13,226				13,226
Loss from operations		(114,261)	(387)	(3,392)		(114,539)
Other income:
Unrealized investment income on marketable securities held in Trust Account		413,232				413,232
Other income, net		413,232				413,232
Income (loss) before benefit from (provision for) income taxes		298,971	(387)	(3,392)		298,693
Provision for income taxes		(82,214)				(82,214)
Net income (loss)		$ 216,757	$ (387)	$ (3,392)	$ (3,451)	$ 216,479
Weighted average shares outstanding, Basic (in Shares)	[1],[2]				2,666,667
Basic net loss per common share (in Dollars per share)					$ 0
Common Shares Subject to Possible Redemption
Other income:
Weighted average shares outstanding, Basic (in Shares)		3,260,870				1,098,901
Redeemable Common Stock
Other income:
Basic net loss per common share (in Dollars per share)		$ 0.04				$ 0.06
Non-redeemable Common Stock
Other income:
Weighted average shares outstanding, Basic (in Shares)	[3],[4]	2,532,609	1,250,000	1,055,046		2,510,989
Basic net loss per common share (in Dollars per share)		$ 0.04				$ 0.06

[1]	Excludes an aggregate of up to 400,000 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).
[2]	Gives retroactive effect to the 42.22% share dividend declared on February 8, 2023 (see Notes 5 and 7).
[3]	Excludes an aggregate of up to 375,000 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).
[4]	Gives retroactive effect to the 42.22% share dividend declared on February 8, 2023 and the forfeiture of 191,667 shares on August 17, 2023 (see Notes 5 and 7).